Convertible Promissory Notes (Tables)	9 Months Ended
Feb. 29, 2024
Convertible Promissory Notes [Abstract]
Schedule of Convertible Promissory Notes	The following table presents the principal amounts and accrued interest of the Convertible Promissory Notes as of February 29, 2024:
Amount
Convertible Promissory Notes May 31, 2022	$50
Issuance of additional Convertible Promissory Notes	1,035
Accrued interest	57
Convertible Promissory Notes May 31, 2023	$1,142
Issuance of additional Convertible Promissory Notes	300
Accrued interest	54
Conversion of Promissory Notes	(1,496)
Convertible Promissory Notes February 29, 2024	$-